Costs of services and general and administrative costs - Additional Information (Detail) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Information About Operating Cost [line items]
Credits relating to the release of excess provisions and other balances			£ 46.3		£ 26.9		£ 25.6
Goodwill impairment		£ 2,812.9	2,822.9	[1]	47.7	[1]	176.5	[1]
Investment and other write-downs			296.2		7.5		2.0	[1]
Restructuring and transformation costs			80.7		153.5		265.5	[1]
Restructuring and transformation costs in relation to the continuing restructuring plan			49.1
Gains on disposal of investments and subsidiaries			7.8		40.4		237.9	[1]
Litigation settlement			(25.6)		£ 16.8
Lease Term					15 years
Gain on sale of freehold property in New York	[1]				£ 7.9
Proceeds from sale of freehold property					159.0
Impairment charge on intangible assets			21.6		26.5		89.1
Restructuring costs in relation to Covid-19			232.5
Impairment charges within restructuring costs			196.7
Impairment loss, right of use assets			117.0
Impairment charges included in restructuring costs			79.7
Imagina [member]
Disclosure Of Information About Operating Cost [line items]
Investment and other write-downs			255.6
Covid-19 Pandemic
Disclosure Of Information About Operating Cost [line items]
Proceeds from government grant			77.1
Restructuring costs in relation to Covid-19			232.5
Impairment charges within restructuring costs			147.6
comScore Inc. [member]
Disclosure Of Information About Operating Cost [line items]
Litigation settlement			25.6		16.8
Globant S.A. [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries							185.3
Chime [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries					28.6
VMLY&R [member]
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment			142.8
Other business [member]
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment			£ 2,822.9		£ 47.7		£ 176.5

[1]	Figures have been restated as described in the accounting policies.